Retirement Benefits - Defined Benefit Plan, Assumptions Used in Accounting for the Plan (Details) - Other Pension Plans, Defined Benefit - Northfield Bancorp, Inc. [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assumptions used to determine benefit obligation at period end:
Discount rate	5.61%	5.54%	4.83%
Assumptions used to determine net periodic benefit cost for the year:
Discount rate	5.54%	4.83%	5.02%